Property, and Equipment, net - Summary of Property and Equipment Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment, gross		¥ 162,599	¥ 152,980
Less: accumulated depreciation and amortization		(116,707)	(90,652)
Property and equipment, net	$ 6,592	45,892	62,328
Computers
Property, Plant and Equipment [Line Items]
Property, equipment, gross		86,249	80,667
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, equipment, gross		4,450	4,121
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment, gross		4,291	4,291
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment, gross		¥ 67,609	¥ 63,901